Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-1

Collection Period	04/01/21-04/30/21
Determination Date	5/10/2021
Distribution Date	5/17/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$580,127,554.73
2.	Collections allocable to Principal		$28,184,663.85
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$691,080.22
5.	Pool Balance on the close of the last day of the related Collection Period		$551,251,810.66
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		48,388
7.	Initial Pool Balance		$1,506,024,108.99
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$354,744,422.13	$325,868,678.06
	e. Class A-4 Note Balance	$107,910,000.00	$107,910,000.00
	f. Class B Note Balance	$42,170,000.00	$42,170,000.00
	g. Class C Note Balance	$39,910,000.00	$39,910,000.00
	h. Class D Note Balance	$27,110,000.00	$27,110,000.00
	i. Note Balance (sum a - h)	$571,844,422.13	$542,968,678.06
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.7182515	0.6597868
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3812296	0.3619791
10.	Overcollateralization Target Amount		$8,283,132.60
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,283,132.60
12.	Weighted Average Coupon		8.71%
13.	Weighted Average Original Term	months	67.40
14.	Weighted Average Remaining Term	months	36.82
15.	1-Month LIBOR for the interest period ending 5/16/2021		0.11463%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/16/2021		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,196,025.81
	b. Liquidation Proceeds allocable to Finance Charge		$15,456.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,211,481.81
18.	Principal:
	a. Collections allocable to Principal		$28,184,663.85
	b. Liquidation Proceeds allocable to Principal		$628,727.07
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,813,390.92
19.	Total Finance Charge and Principal Collections (17d + 18d)		$33,024,872.73
20.	Interest Income from Collection Account		$675.69
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$33,025,548.42

Available Funds
23.	Available Collections	$33,025,548.42
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$33,025,548.42
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$483,439.63
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$483,439.63
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$901,642.07
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	901,642.07
	q. Class A-4 Monthly Interest	$293,155.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$293,155.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$121,238.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$121,238.75
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$124,386.17
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$124,386.17
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$91,270.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$91,270.33

36.	Quaternary Principal Distributable Amount	$20,592,611.47
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$22,607,743.92
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,283,132.60
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,211,481.81
	b. Total Daily Deposits of Principal Collections	$28,813,390.92
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$675.69
	e. Total Deposits to Collection Account (sum a - d)	$33,025,548.42
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$483,439.63
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,407,436.89
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,134,671.90
	f. Total Withdrawals from Collection Account (sum a - e)	$33,025,548.42
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$901,642.07
	e. Class A-4 Interest Distribution	$293,155.50
	f. Class B Interest Distribution	$121,238.75
	g. Class C Interest Distribution	$124,386.17
	h. Class D Interest Distribution	$91,270.33
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$28,875,744.07
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$30,407,436.89
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$29,777,386.14
	e. Class A-4 Distribution	$293,155.50
	f. Class B Distribution	$121,238.75
	g. Class C Distribution	$124,386.17
	h. Class D Distribution	$91,270.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$30,407,436.89

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,134,671.90
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,134,671.90
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,765,060.27
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,765,060.27
51.	Investment Earnings	$85.39
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,765,145.66
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$85.39
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,765,060.27
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$483,439.63
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$30,407,436.89
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,134,671.90
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$85.39
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$29,777,386.14
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$293,155.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$121,238.75
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$124,386.17
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$91,270.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,134,671.90

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	623	$9,467,015.57
	b. 61 to 90 days past due	267	$4,120,061.26
	c. 91 to 120 days past due	64	$894,395.18
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	954	$14,481,472.01
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.6270%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	63	$691,080.22
77.	Recoveries	212	$644,183.07
78.	Net Losses (Ln 76 - Ln 77)		$46,897.15
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0081%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,572	$37,584,488.35
81.	Recoveries	2,070	$17,373,932.44
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$20,210,555.91
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.3420%
84.	Average Net Loss on Defaulted Receivables		$7,857.91

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$1,945,357.53
86.	Pool Balance on the close of the last day of the preceding Collection Period		$580,127,554.73
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.34%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,342,045,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 10, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer